Going Concern (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (44,597,401)	$ (30,639,417)
Working capital	11,456,491
Liabilities exceeded its total assets	$ 10,651,224